Debt and Capital Lease Obligations (Other Facilities Narrative) (Details) (USD $)			12 Months Ended		9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Corporate Credit Facility [Member]	Mar. 22, 2011 Corporate Credit Facility [Member]	Dec. 31, 2011 Minimum [Member] Corporate Credit Facility [Member]	Dec. 31, 2011 Maximum [Member] Corporate Credit Facility [Member]	Mar. 22, 2011 Maximum [Member] Corporate Credit Facility [Member]	Dec. 31, 2011 Eurocurrency [Member] Corporate Credit Facility [Member]	Dec. 31, 2011 Base Rate [Member] Corporate Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 400,000,000	$ 400,000,000			$ 550,000,000
Line of Credit, Term					3 years
Debt Instrument, Basis Spread on Variable Rate								2.75%	1.75%
Line of Credit Facility, Commitment Fee Percentage			0.50%
Letter Of Credit Fees, Effective Rate			2.75%
Ratio of Indebtedness to Net Capital			1.4		1.00	2.50
Debt Instrument, Covenant Compliance, Variable Minimum Liquidity Amount			400,000,000
Debt Instruments, Cross Default Clause, Minimum Default Indebtedness Amount			35,000,000
Debt Instrument, Covenant Compliance, Amount in Excess of Variable Minimum Liquidity Amount			412,800,000
Line of Credit Facility, Amount Outstanding			0
Letters of Credit Outstanding, Amount	173,000,000	111,600,000
Short Term Committed Financing Arrangements Maximum Amount	50,600,000
Short Term Committed Financing Arrangements Outstanding Amount	0
Short Term Committed Financing Arrangements Unavailable Amount Due to Third Party Letters of Credit	$ 17,300,000